Non-Current Assets - Prepayments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Noncurrent Assets Prepayments [Abstract]
Summary of Non-Current Assets - Prepayments

	June 30, 2021	June 30, 2020
		Restated
	US$	US$
Insurance	174,541	—
Total non-current prepayments	174,541	—